Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable
Accounts receivable-third parties	$ 94,531	$ 82,434
Accounts receivable-related parties (Note 23(ii))	3,517	1,166
Allowance for credit losses	(60)	(20)
Accounts receivable, net	$ 97,988	$ 83,580